Schedule of Lease Expenses Consolidated Statements of Income and Supplemental Cash Flow Information (Details) - HKD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Leases
Operating lease expenses excluding short-term lease expense	$ 2,249,933	$ 1,407,617	$ 683,200
Operating cash flows used in operating leases	2,217,768	1,115,900	661,000
Short-term lease cost	$ 808,499	$ 990,697	$ 1,452,824